S000076417 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Wasatch U.S. Select Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(4.46%)	9.15%	33.36%